Income Taxes (Details 1) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Taxes
Tax benefit of net operating loss carry forward	$ 7,245,000	$ 7,047,000
Intangible	0	0
Total deferred tax assets	7,245,000	7,047,000
Less: valuation allowance	(7,245,000)	(7,047,000)
Net deferred tax assets	$ 0	$ 0